Income taxes (Tables)	6 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of reconciliation of provision of income tax

A reconciliation of the effective tax rate to the statutory rate is shown below:

	December 31, 2025	December 31, 2024

Loss before taxes	$(7,045,993)	$(1,339,691)

Expected income tax credit at statutory rate of 25%	$(1,761,498)	$(334,923)
Increase (decrease) in income taxes resulting from:
Valuation allowance for deferred tax asset	75,228	345,515
IPO related-expenses	75,000	75,000
Interest income from note receivables	(21,301)	(31,875)
Unrealized loss (gain) on investments	1,163,620	(19,420)
Gain on change in fair value of convertible notes	(771,520)	-
Non-tax deductible personnel expenses	27,397	13,615
Non-tax deductible consulting fees	733,653	143,665
Non-tax deductible general and administrative expenses	210,235	115,953
Non-tax deductible finance costs and interest expenses	273,553	-
Other items, net	(4,367)	32,821
Income tax credit	$-	$340,351

Schedule of components of deferred tax assets

The tax effects of temporary differences that gave rise to the deferred tax assets and liabilities are as follows:

	December 31, 2025	June 30, 2025
Deferred tax assets:
Accrued employee benefits	$47,399	$41,582
Unrealized foreign exchange gain (loss)	281	(1,264)
Depreciation	(4,397)	(5,031)
Operating right of use assets and lease liabilities	6,193	5,692
Accumulated tax loss	414,720	347,990
Valuation allowance for deferred tax asset	(464,196)	(388,969)
Net deferred tax asset	$-	$-